Note 9 - (Loss) / Earnings Per Share - Schedule of (Loss) / Earnings Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net (loss) / income attributable to controlling shareholders	$ 6,843,670	$ (6,774,193)
Weighted average number of shares outstanding during the year, basic (in shares)	2,791,262	2,737,297
Earnings / (loss) per share attributable to controlling shareholders – basic (in dollars per share)	$ 2.45	$ (2.47)
Dilutive effect of unvested shares (in shares)	45,884	0
Weighted average common shares – outstanding, diluted (in shares)	2,837,146	2,737,297
(Loss) / earnings per share attributable to controlling shareholders, diluted (in dollars per share)	$ 2.41	$ (2.47)